Note 11 - Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Interest and Other Income [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Federal and state government subsidies	0	20,000
Rental income	147,290	153,904
Other income	0	2,198
Sundry	42,390	5,739,912
	189,680	5,916,014